Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents

23.Cash and cash equivalents

	31 December	31 December
	2023	2022
Cash in hand	335	591
Banks	50,025,071	42,823,111
- Demand deposits	4,215,677	3,598,726
- Time deposits	45,809,394	33,120,932
- Receivables from reverse repo	-	6,103,453
Impairment loss provision	(46,690)	(47,542)
	49,978,716	42,776,160

As of 31 December 2023, the average effective interest rates of TL, USD, EUR and RMB time deposits are 42.2%, 4.1%, 3.7% and 0.7% (31 December 2022: 22.8%, 2.4%, 2.6% and 0.3%) respectively.

As of 31 December 2023, average maturity of time deposits is 39 days (31 December 2022: 22 days).

As of 31 December 2023, there is no receivables from reverse repo. As of 31 December 2022, the effective interest rates of USD and EUR receivables from reverse repo are 3.0% and 2.8% respectively and average maturity of receivables from reverse repo is 23 days.

Reconciliation of cash and cash equivalents in consolidated statement of cash flows:

	31 December	31 December
	2023	2022
Cash and cash equivalents	49,978,716	42,776,160
Interest accrual of cash and cash equivalents	(171,284)	(33,956)
Asset held for sale	4,017,443	—
Total	53,824,875	42,742,204